UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended September 30, 2008 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

September 30, 2008 (unaudited)

Shares		Value
COMMON STOCKS—89.69%

Banks—22.70%
1,135,800	Bangkok Bank Public Co., Ltd.	3,408,463
1,105,600	Bank of Ayudhya Public Co., Ltd.	526,950
1,691,600	Kasikornbank Public Co., Ltd.	3,085,644
		7,021,057
Commerce—5.68%
288,400	BIG C Supercenter Public Co., Ltd.	358,491
2,000,000	CP ALL Public Co., Ltd.	635,492
4,884,800	Home Product Center Public Co., Ltd.	629,473
55,400	Siam Makro Public Co., Ltd.	133,654
		1,757,110
Communication—7.26%
653,000	Advanced Info Service Public Co., Ltd.	1,546,556
251,900	Interlink Communication Public Co., Ltd.	42,985
2,604,600	Synnex Thailand Public Co., Ltd. *	118,776
1,000,000	Thaicom Public Co., Ltd. *	125,333
277,300	Total Access Communication Public Co., Ltd.	322,258
1,000,000	True Corp. Public Co., Ltd. *	90,617
		2,246,525
Construction—0.75%
40,000	The Siam Cement Public Co., Ltd.	150,635
1,000,000	Vanachai Group Public Co., Ltd.	81,202
		231,837
Energy—18.53%
11,100	Banpu Public Co., Ltd.	96,012
686,400	PTT Exploration and Production Public Co., Ltd.	2,564,706
329,600	PTT Public Co., Ltd.	2,210,948
265,900	Thai Oil Public Co., Ltd.	324,656
1,000,000	Unique Mining Services Public Co., Ltd.	532,519
		5,728,841
Finance & Securities—1.21%
559,400	Phatra Securities Public Co., Ltd.	373,598

Food & Beverage—2.23%
1,100,000	Minor International Public Co., Ltd.	359,230
5,813,200	Premier Marketing Public Co., Ltd. *	220,628
70,000	S&P Syndicate Public Co., Ltd.	56,635
138,000	Serm Suk Public Co., Ltd.	51,969
		688,462
Health Care Services—4.33%
6,213,400	Bangkok Chain Hospital Public Co., Ltd.	1,325,329
16,000	Bangkok Dusit Medical Services Public Co., Ltd.	14,593
		1,339,922
Household Goods—0.37%
102,700	Modernform Group Public Co., Ltd.	113,307

Machinery—0.66%
604,500	C.I. Group Public Co., Ltd.	93,371
1,210,000	Unimit Engineering Public Co., Ltd.	111,070
		204,441

1

Media & Publishing—8.15%
3,451,579	Amarin Printing and Publishing Public Co., Ltd.	1,299,823
1,481,900	BEC World Public Co., Ltd.	928,656
500,000	MCOT Public Co., Ltd.	291,267
		2,519,746
Mining—1.18%
683,800	Padaeng Industry Public Co., Ltd.	364,137

Packaging—0.64%
651,600	A.J. Plast Public Co., Ltd.	66,331
2,412,800	Multibax Public Co., Ltd.	131,326
		197,657
Personal Products—0.86%
2,957,200	DSG International (Thailand) Public Co., Ltd.	266,231

Petrochemicals—0.93%
353,000	Thai Plastic and Chemicals Public Co., Ltd.	183,825
585,000	Vinythai Public Co., Ltd.	104,989
		288,814
Property Development—13.41%
2,377,000	Amata Corporation Public Co., Ltd.	580,449
37,900	Ascon Construction Public Co., Ltd.	5,352
2,396,200	Asian Property Development Public Co., Ltd.	344,032
700,000	Central Pattana Public Co., Ltd.	339,812
2,000,000	Italian-Thai Development Public Co., Ltd.	222,422
2,000,000	L.P.N. Development Public Co., Ltd.	214,184
1,000,000	Land and House Public Co., Ltd.	180,939
202,200	Major Development Public Co., Ltd.	15,705
138,300	Preuksa Real Estate Public Co., Ltd.	28,889
19,551,900	Quality Houses Public Co., Ltd.	1,006,662
1,000,000	Rojana Industrial Park Public Co., Ltd.	308,920
1,104,000	Sammakorn Public Co., Ltd. @	60,414
5,105,600	Thai Industrial & Engineering Service Public Co., Ltd.	172,743
6,374,357	TRC Construction Public Co., Ltd.	667,641
		4,148,164
Transportation—0.80%
486,300	Bangkok Expressway Public Co., Ltd.	226,057
176,300	Eternity Grand Logistics Public Co., Ltd.	21,266
		247,323

Total Common Stocks (Cost—$33,427,720)		27,737,172

Principal
Amount
(000)		Value
SHORT-TERM INVESTMENTS—10.09%

THAI BAHT SAVINGS ACCOUNT—9.83%
103,297	Bangkok Bank Savings Account, 0.5%, due 10/1/08	3,039,092

U.S. DOLLAR TIME DEPOSIT—0.26%
82	Bank of New York, 0.05%, due 10/1/08	81,528

Total Short-Term Investments (Cost—$3,129,113)		3,120,620
Total Investments—99.78% (Cost—$36,556,833)		30,857,792

2

Other assets less liabilities—0.22%			66,555

NET ASSETS	(Applicable to 3,163,037 shares of capital stock outstanding; equivalent to $9.78 per share)	100.00%	$30,924,347

*	Non-income producing securities.

@	Fair valued security. This security has been valued in good faith in a manner as prescribed by the Board of Directors.

See accompanying notes to financial statements.

3

                The Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of  September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$30,857,792	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$30,857,792	$—

                For federal income tax purposes, the cost of securities owned at September 30, 2008 was $33,512,946, excluding short-term interest bearing investments.  At September 30, 2008, the net unrealized depreciation on investments, excluding short-term securities, of $5,775,774 was composed of gross appreciation of $2,521,496 for those investments having an excess of value over cost, and gross depreciation of $8,297,270 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ John J. O’Keefe

John J. O’Keefe, Vice President and Principal Executive Officer

Date: October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: October 14, 2008
John J. O’Keefe, Vice President and Principal Executive Officer

\s\ Masamichi Yokoi	Date: October 14, 2008
Masamichi Yokoi, Chairman